Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Structured deposits	230,993	380,941
Wealth management products	2,008,603	406,318
Total	2,239,596	787,259